RECENT ACTIVITIES (Details Narrative 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended				1 Months Ended						12 Months Ended
	Dec. 31, 2013	Apr. 03, 2013	Jun. 27, 2013 Agency RMBS	Apr. 03, 2013 Agency RMBS	Dec. 31, 2013 Agency RMBS	Apr. 02, 2013 Affilate of Blackstone Tactical Opportunities Advisors LLC	Apr. 02, 2013 Fortress-managed Affiliate	Apr. 02, 2013 Consumer Loan Investees Number	Dec. 31, 2013 Consumer Loan Investees	Feb. 27, 2013 Reverse Mortgage Loans	Dec. 31, 2012 Reverse Mortgage Loans	Nov. 30, 2012 MSRs	Dec. 31, 2013 MSRs	Dec. 31, 2012 MSRs	Jan. 06, 2013 MSRs - 4 Pools	Dec. 31, 2012 MSRs - 4 Pools	Nov. 30, 2012 MSRs - 4 Pools	Dec. 31, 2012 Subsequent Event
Face amount of securities purchased			$ 22,700		$ 608,900													$ 391,700
Amount committed to invest in joint venture															340,000
Purchase of real estate securities	605,114		1,200		645,500													242,800
Unpaid principal balance of underlying loans								4,200,000	3,298,769		83,100	13,000,000	78,953,614	76,560,751		58,000,000	215,000,000
Amount contributed to acquire joint venture												27,300
Percentage ownership acquired in joint venture								30.00%	30.00%			50.00%			50.00%
Percentage of Investment co-owned by Nationstar										30.00%		33.00%			33.00%
Percentage of Investment owned by New Residential										70.00%		67.00%			67.00%
Loans in private label securitizations portfolio (percent)															53.00%
Repurchase agreements		158,000		1,000,000
Number of loans in portfolio								400,000
Percentage of portfolio co-invested by other parties						23.00%	47.00%	70.00%
Acquisitions of investments in consumer loan equity method investees								250,000
Purchase price of portfolio financed by asset-backed notes								2,200,000
Purchase price of portfolio								3,000,000
Agency RMBS contributed from Newcastle, face amount	$ 1,000,000			$ 1,000,000